Average Annual Total Returns - LVIP Delaware Mid Cap Value Fund	Standard Class 1 year	Standard Class 5 years	Standard Class 10 years	Service Class 1 year	Service Class 5 years	Service Class 10 years	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 1 year	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 5 years	Russell Midcap® Value Index (reflects no deductions for fees, expenses or taxes) 10 years
Total	0.51%	9.64%	9.56%	0.16%	9.26%	9.18%	4.96%	9.73%	10.49%